SCHEDULE OF INFORMATION REGARDING TO PROFIT AND LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Research and development expenses	$ 2,369	$ 2,739
Sales and marketing expenses	1,345	1,163
General and administrative	1,384	1,732
Financial income	377	627
Financial expenses	237	72
Exchange Rate Differences [Member]
Financial income	221	383
Financial expenses	8
Interest Income From Loan To Related Party [Member]
Financial income	151	224
Other [Member]
Financial income	5	20
Financial expenses	14	16
Bank Interest and Fees [Member]
Financial expenses	85	29
Interest Expense From Loans [Member]
Financial expenses	130	27
Research and Development Expense [Member]
Salaries and related expenses	1,708	2,009
Professional services	499	488
Share-based compensation	(40)	74
Others	202	168
Selling and Marketing Expense [Member]
Salaries and related expenses	880	1,009
Share-based compensation	(6)	(2)
Advertising and marketing expenses	347	33
Other	124	123
General and Administrative Expense [Member]
Salaries and related expenses	796	1,045
Professional services	488	453
Share-based compensation	3	31
Other	$ 97	$ 203